Employee Benefits	12 Months Ended
Dec. 31, 2017
Disclosure of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
24.	Employee Benefits

(a)	Defined benefit plans

Pursuant to the ROC Labor Standards Law, AUO and DPTW have established defined benefit pension plans covering their full-time employees in the ROC. These plans provide for retirement benefits to retiring employees based on years of service and the average salary for the six-month period before the employee’s retirement. The funding of these retirement plans by the companies is based on a certain percentage of employees’ total salaries. The funds are deposited with Bank of Taiwan.

M.Setek has established defined benefit pension plans providing for retirement benefits to retiring employees based on years of service, position, and certain other factors in accordance with the regulations of its country of establishment.

(1)	Recognized liabilities for defined benefit obligation at the reporting date were as follows:

	December 31,
	2017	2016
	(in thousands)
Present value of defined benefit obligation	$(3,128,927)	(3,027,176)
Fair value of plan assets	2,213,018	2,105,690
Net defined benefit liability	$(915,909)	(921,486)

(2)	Movement in net defined benefit liability

The following table shows a reconciliation for net defined benefit liability and its components.

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2017	2016	2017	2016	2017	2016
	(in thousands)
Balance at January 1,	$(3,027,176)	(2,813,072)	2,105,690	2,059,399	(921,486)	(753,673)
Included in profit or loss
Service cost	(6,242)	(18,227)	-	-	(6,242)	(18,227)
Interest cost	(53,624)	(53,959)	-	-	(53,624)	(53,959)
Expected return on plan assets	-	-	37,902	39,054	37,902	39,054
	(59,866)	(72,186)	37,902	39,054	(21,964)	(33,132)
Included in OCI
Remeasurements (loss) gain:
Actuarial (loss) gain arising from:
- demographic assumptions	(21,054)	(51,349)	-	-	(21,054)	(51,349)
- financial assumptions	(126,708)	(244,142)	-	-	(126,708)	(244,142)
- experience adjustment	66,016	91,378	-	-	66,016	91,378
Return on plan assets excluding interest income	-	-	(16,345)	(21,081)	(16,345)	(21,081)
	(81,746)	(204,113)	(16,345)	(21,081)	(98,091)	(225,194)
Other
Contributions paid by the employer	-	-	102,870	103,761	102,870	103,761
Benefits paid	37,528	62,516	(17,099)	(28,443)	20,429	34,073
Effect of changes in exchange rates and others	2,333	(321)	-	(47,000)	2,333	(47,321)
	39,861	62,195	85,771	28,318	125,632	90,513
Balance at December 31,	$(3,128,927)	(3,027,176)	2,213,018	2,105,690	(915,909)	(921,486)

(3)	Plan assets

AUO and DPTW contribute an amount based on a certain percentage of employees’ total salaries paid every month to their respective pension funds (the “Funds”), which are administered by the Bureau of Labor Fund, Ministry of Labor and supervised by the Labor Pension Fund Supervisory Committee (the “Committee”) and deposited in the Committee’s name with Bank of Taiwan. Under the ROC Labor Standards Law, the minimum return on the plan assets should not be lower than the average interest rate on two-year time deposits published by the local banks. The government is not only responsible for the determination of the investment strategies and policies, but also for any shortfall in the event that the rate of return is less than the required rate of return.

As of December 31, 2017, the Funds deposited in the Committee’s name in the Bank of Taiwan amounted to $2,213,018 thousand. Information on utilization of labor pension funds, including the yield rate of funds and the component of plan assets are available at the Bureau of Labor Funds, Ministry of Labor website.

Under the defined benefit plans in Japan, M.Setek is responsible to pay to employees when they are retired.

In 2016, DPTW reached an agreement with its employees for terminating its defined benefit plans with a withdrawal of $47,000 thousand from the surplus of pension fund. A loss on settlement amounting to $8,967 thousand is then recognized in profit or loss.

(4)	Defined benefit obligation

(i)	Principal actuarial assumptions

	December 31,
	2017	2016
Discount rate	0.21%~1.60%	0.33%~1.80%
Rate of increase in future salary	0.77%~4.49%	1.19%~3.79%

The Company anticipates contributing $102,869 thousand to the defined benefit plans in the next year starting from January 1, 2018.

As at December 31, 2017, the weighted-average duration of the defined benefit obligation was between 5 years to 21 years.

(ii)	Sensitivity analysis

Reasonably possible changes at December 31, 2017 and 2016 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2017		December 31, 2016
	Changes in assumptions		Changes in assumptions
	+ 0.25%	- 0.25%	+ 0.25%	- 0.25%
	(in thousands)		(in thousands)
Discount rate	$(158,160)	167,594	(156,764)	166,453
Rate of increase in future salary	$164,867	(156,470)	164,140	(155,466)

In practical, the relevant actuarial assumptions are correlated to each other. The approach to develop the sensitivity analysis as above is the same approach to recognize the net defined benefit liability in the statement of financial position.

The approach to develop the sensitivity analysis and its relevant actuarial assumptions are the same as those in previous year.

(b)	Defined contribution plans

Commencing July 1, 2005, pursuant to the ROC Labor Pension Act (the “Act”), employees who elected to participate in the Act or joined the Company after July 1, 2005, are subject to a defined contribution plan under the Act. Under the defined contribution plan, AUO and its subsidiaries located in the ROC contribute monthly at a rate of no less than six percent of an employee’s monthly salary to the employee’s individual pension fund account at the ROC Bureau of Labor Insurance. The Company’s foreign subsidiaries have set up their retirement plans, if necessary, based on their respective local government regulations.

AUO and its subsidiaries in the ROC have set up defined contribution plans in accordance with the Act. For the years ended December 31, 2017, 2016 and 2015, these companies set aside $1,003,063 thousand, $936,923 thousand and $927,083 thousand, respectively, of the pension costs under the pension plan to the ROC Bureau of the Labour Insurance. Except for the aforementioned companies, other foreign subsidiaries recognized pension expenses of $892,109 thousand, $1,127,958 thousand and $1,400,994 thousand for the years ended December 31, 2017, 2016 and 2015, respectively, for the defined contribution plans based on their respective local government regulations.